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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-06472
                                     -------------------------------------------

                     Van Kampen Trust for Insured Municipals
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               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                             10036
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     (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06472
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Trust for Insured Municipals









=================== VAN KAMPEN TRUST FOR INSURED MUNICIPALS ====================



The Registrant held no securities during the period July 1, 2007 through June 30, 2008 which required proxy votes and therefore there are no voting records to report.


========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Van Kampen Trust for Insured Municipals
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By  (Signature and Title)*                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                             Office of the Funds
                            ----------------------------------------------------



Date   August 28, 2008
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*Print the name and title of each signing officer under his or her signature.